PETER D. LOWENSTEIN

ATTORNEY AT LAW

515 West Lyon Farm Drive

Greenwich, CT 06831

203 249-4399

September 25, 2026

Securities and Exchange Commission

Washington, DC 20549

Re:	Value Line Mid Cap Focused Fund, Inc.
File No. 2-10827 (the “Fund”)
Rule 497(j)

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that the form o Statement of Additional Information that would have been filed under Section 497(c) would not have differed from the one contained in the most recent post-effective amendment to the Fund’s registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.

Very truly yours,

/s/ Peter D. Lowenstein

Peter D. Lowenstein
Legal Counsel